Revenue - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Deferred revenue recognized	$ 115,474	$ 104,648
Unsatisfied remaining performance obligations	$ 6,700,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-10-01
Remaining performance obligation, expected timing of recognized	3 years